Fair Value Hierarchy - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 3
Disclosure of Financial Instruments [Line Items]
Financial assets	$ 0	$ 0
Level 2 and 3
Disclosure of Financial Instruments [Line Items]
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 0